Employee benefit plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2023 USD ($)
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
2024	$ 274
2025	271
2026	270
2027	268
2028	266
2029-2033	1,279
Total pension and healthcare benefits	2,628
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
2024	32
2025	32
2026	34
2027	36
2028	40
2029-2033	226
Total pension and healthcare benefits	400
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
2024	8
2025	8
2026	8
2027	8
2028	8
2029-2033	33
Total pension and healthcare benefits	73
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2024	0
2025	0
2026	0
2027	0
2028	0
2029-2033	1
Total pension and healthcare benefits	$ 1